Shareholders’ Deficit (Details) - shares	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares, issued	1,875,000	1,875,000	1,875,000
Ordinary Shares,outstanding	1,875,000	1,875,000	1,875,000
Ordinary shares subject to possible redemption	3,241,414	7,500,000	7,500,000
Preferred shares issued and outstanding, description	At June 30, 2022 and December 31, 2021, there are no preferred shares designated, issued or outstanding.
Aggregate ordinary shares	4,258,586
Paid out trust in connection redemptions	43,025,883
Ordinary shares subject to possible redemption	3,241,414	7,500,000
Ordinary Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares, issued		18,750,000	18,750,000
Ordinary Shares,outstanding		18,750,000	18,750,000
Ordinary shares subject to possible redemption		7,500,000